Consolidated Balance Sheets - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Real Estate:
Land	$ 164,113,072	$ 164,113,072	$ 164,113,072
Building and improvements	1,421,049,714	1,411,198,832	1,394,779,659
Total real estate held for investment, cost	1,585,162,786	1,575,311,904	1,558,892,731
Less accumulated depreciation and amortization	(255,443,023)	(218,672,162)	(147,726,630)
Total real estate held for investment, net	1,329,719,763	1,356,639,742	1,411,166,101
Real estate under development:
Real estate held for development	2,576,467	0
Total real estate, net	1,332,296,230	1,356,639,742	1,411,166,101
Cash and cash equivalents	43,745,735	58,880,007	27,298,855
Restricted cash	10,913,822	13,858,768	11,368,850
Rents and other receivables	1,850,444	1,836,406	1,722,065
Other assets	2,870,473	2,923,725	2,812,186
Total assets	1,391,676,704	1,434,138,648	1,454,368,057
Liabilities:
Accounts payable and accrued liabilities	29,749,779	32,330,278	27,612,665
Notes Payable, net:
Mortgage notes payable, net	501,954,042	502,143,306	948,557,074
Credit facilities, net	548,256,798	548,012,437	44,848,788
Total notes payable, net	1,050,210,840	1,050,155,743	993,405,862
Distributions payable	3,856,773	3,953,499	3,886,730
Due to affiliates	2,634,840	1,711,168	2,760,555
Total liabilities	1,086,452,232	1,088,150,688	1,027,665,812
Commitments and contingencies
Redeemable common stock			36,397,062
Stockholders' Equity:
Preferred stock, value		0	0
Additional paid-in capital	690,921,687	684,140,823	633,186,743
Cumulative distributions and net losses	(386,218,653)	(338,670,111)	(243,389,996)
Total stockholders' equity	305,224,472	345,987,960	390,305,183
Total liabilities and stockholders' equity	1,391,676,704	1,434,138,648	1,454,368,057
Common Stock [Member]
Notes Payable, net:
Distributions payable	3,856,773	3,953,499	3,886,730
Stockholders' Equity:
Common/Convertible stock, $0.01 par value per share	521,428	517,238	508,426
Convertible Stock [Member]
Stockholders' Equity:
Common/Convertible stock, $0.01 par value per share	$ 10	$ 10	$ 10